OIL AND GAS PROPERTY, NET (Tables)	6 Months Ended
Jun. 30, 2026
Extractive Industries [Abstract]
SCHEDULE OF OIL AND GAS ACTIVITIES

The following tables summarize the Company’s oil and gas activities by classification.

	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Oil and gas property - subject to amortization	$32,081,386	$32,029,501
Accumulated depletion	(11,553,602)	(11,134,981)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property - subject to amortization, net	$8,668,601	$9,035,337

Oil and gas property - not subject to amortization	$1,224,667	$1,224,667
Accumulated impairment	-	-
Oil and gas property - not subject to amortization	$1,224,667	$1,224,667

SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY

The following shows the movement of the oil and gas property - subject to amortization balance.

Oil & Gas Property – Kruh
December 31, 2025	$9,035,337
Additional capitalization	51,885
Depletion	(418,621)
June 30, 2026 (Unaudited)	$8,668,601